Financial Condition, Going Concern and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]

Note 2 - Financial Condition, Going Concern and Management Plans

On November 19, 2021, the Company closed a bridge financing round totaling $3.1 million of a Series D preferred stock sold to investors in a private placement. Each Series D Unit will have a purchase price of $1.00 per Unit, with each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share.

Pursuant to the Certificate of Designations, Preferences and Rights of the Series D Convertible Preferred Stock of the Company, Inc., filed with the Secretary of State of the State of Delaware on October 18, 2021 (the “COD”), there are 10,000,000 shares of the Company’s preferred stock that have been designated as the Series D Preferred Stock and each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically upon the request of the Company’s underwriters that the Series D Preferred Stock convert to shares of Common Stock or upon listing of the Company’s Common Stock on a national securities exchange. The number of shares of Common Stock issuable upon the conversion of each share of Series D Preferred Stock is calculated by dividing the Conversion Amount (defined in the COD as the Stated Value, $1.05 per share, plus accrued and unpaid dividends) by the $0.25 conversion price (the “Conversion Price”).

On November 11, 2021, the Company filed a registration statement on form S-1 in connection with a planned up-list to a national exchange; on June 30, 2022 the Company its third amendment to the S-1; and on August 3, 2022, the Company files its fourth amendment to the S-1.

As of the date of this filing, the Company has closed on $3,100,000 of its Series D Preferred stock. To achieve its growth strategy, the Company will need to raise additional financing prior to up listing on Nasdaq. The Company will not proceed with this offering in the event its Common Stock is not approved for listing on the Nasdaq Capital Market though it will continue to seek financing for its expansion and operating needs in the debt or equity markets.

Between December 30, 2021 through the date of this filing, the Company has entered into a total $5.0 million of promissory notes with certain related parties and other note holders. All notes carry a 10% interest rate per annum, accruing in monthly installments. These notes have been used to fund 2022 operations to date.

The Company entered into a debt-for-equity exchange agreement with Gardner Builders Holdings, LLC (the “Creditor”) on January 7, 2022 (the “Agreement”). Pursuant to the Agreement, the Company issued shares of restricted common stock, par value $0.01 per share, of MITI (the “Restricted Shares”) to the Creditor in exchange for the Company Debt Obligations, as defined below.

The Agreement settles for certain accounts payable amounts owed by the Company to the Creditor (the “Accounts Payable Amount”) as well as upcoming amounts that will become due between the date of the Agreement and April 1, 2022. The Agreement also settles incurred interest and penalties on the amounts due through January 5, 2022, as well as future interest payments on amounts incurred in the first quarter of 2022 (collectively, the “Additional Costs”, and combined with the Accounts Payable Amount, the “Company Debt Obligations”). The Accounts Payable Amount is $500,000, the Additional Costs is $294,912.56 and the conversion price is $0.25. As a result, 3,179,650 Restricted Shares were authorized to be issued.

As of June 30, 2022, the Company had cash and cash equivalents of $36,000, current liabilities of $10.5 million, and has incurred a loss from operations. The Company intends to a) develop and own primary care clinics operated by nurse practitioners, b) develop and acquire telemedical technologies, and c) evaluate other healthcare related opportunities. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to execute its business plan.

As a result of these factors, there is substantial doubt about the ability of the Company to continue as a going concern for one year from the date the financial statements are issued. The Company’s continuance is dependent on raising capital and generating revenues sufficient to sustain operations. The Company believes that the necessary capital will be raised and has entered discussions to do so with certain individuals and companies. However, as of the date of these condensed consolidated financial statements, no formal agreement exists.

The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts classified as liabilities that might be necessary should the Company be forced to take any such actions.

PPP Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or “PPP”, established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration. On April 25, 2020, the Company entered an unsecured Promissory Note with Bank of America for a loan in the original principal amount of approximately $460,400, and the Company received the full amount of the loan proceeds on May 4, 2020. The June 30, 2022 balance, including accrued interest, was approximately $470,400.

COVID -19 Impact

The Company has had some impact on its operations because of the effects of the COVID-19 pandemic, primarily with accessibility to staffing, consultants and in the capital markets, and it is adjusting as needed within its available resources. The Company will continue to assess the effect of the pandemic on its operations. The extent to which the COVID-19 pandemic will continue to impact the Company’s business and operations will depend on future developments that are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, the duration and effect of possible business disruptions and the short-term effects and ultimate effectiveness of the travel restrictions, quarantines, social distancing requirements and business closures in the United States and other countries to contain and treat the disease. While the potential economic impact brought by, and the duration of, COVID-19 may be difficult to assess or predict, a widespread pandemic could result in significant disruption of global financial markets, reducing the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity. In addition, a recession or market correction resulting from the spread of COVID-19 could materially affect the Company’s business and the value of its securities.

Note 2 - Financial Condition, Going Concern and Management Plans

On November 19, 2021, the Company closed a bridge financing round totaling $3.1 million of a Series D preferred stock sold to investors in a private placement. Each Series D Unit will have a purchase price of $1.00 per Unit, with each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share.

Pursuant to the Certificate of Designations, Preferences and Rights of the Series D Convertible Preferred Stock of the Company, Inc., filed with the Secretary of State of the State of Delaware on October 18, 2021 (the “COD”), there are 10,000,000 shares of the Company’s preferred stock that have been designated as the Series D Preferred Stock and each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically upon the request of the Company’s underwriters that the Series D Preferred Stock convert to shares of Common Stock or upon listing of the Company’s Common Stock on a national securities exchange. The number of shares of Common Stock issuable upon the conversion of each share of Series D Preferred Stock is calculated by dividing the Conversion Amount (defined in the COD as the Stated Value, $1.05 per share, plus accrued and unpaid dividends) by the $0.25 conversion price (the “Conversion Price”).

As of the date of this filing the Company has closed on $3,100,000 of its Series D Preferred stock. To achieve our growth strategy, it is anticipated the Company will need to raise additional financing prior to up listing on Nasdaq. We will not proceed with this offering in the event our Common Stock is not approved for listing on the Nasdaq Capital Market though we will continue to seek financing for our expansion and operating needs in the debt or equity markets.

Mitesco, Inc. (the “Company”) issued a 10% Promissory Note due June 30, 2022 (the “Note”), dated December 30, 2021, to the Michael C. Howe Living Trust (the “Lender”). Michael C. Howe is the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. The principal amount of the Note is $1,000,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $850,000 and was funded on December 30, 2021. The amount payable at maturity will be $1,000,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note.

The Company entered into a debt-for-equity exchange agreement with Gardner Builders Holdings, LLC (the “Creditor”) on January 7, 2022 (the “Agreement”). Pursuant to the Agreement, the Company issued shares of restricted common stock, par value $0.01 per share, of MITI (the “Restricted Shares”) to the Creditor in exchange for the Company Debt Obligations, as defined below.

The Agreement settles for certain accounts payable amounts owed by the Company to the Creditor (the “Accounts Payable Amount”) as well as upcoming amounts that will become due between the date of the Agreement and April 1, 2022. The Agreement also settles incurred interest and penalties on the amounts due through January 5, 2022, as well as future interest payments on amounts to be incurred in the first quarter of 2022 (collectively, the “Additional Costs”, and combined with the Accounts Payable Amount, the “Company Debt Obligations”). The Accounts Payable Amount is $500,000, the Additional Costs is $294,912.56 and the conversion price is $0.25. As a result, 3,179,650 Restricted Shares were authorized to be issued. The Company’s Board of Directors approved the Agreement on January 5, 2022.

As of December 31, 2021, the Company had cash and cash equivalents of $1.2 million, current liabilities of $5.6 million, and has incurred a loss from operations. The Company’s principal operation is the development and deployment of software and systems for the healthcare marketplace. The Company intends to a) develop and own primary care clinics operated by nurse practitioners, b) develop and acquire telemedical technologies, and c) evaluate other healthcare related opportunities both domestically and on an international basis. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to execute its business plan.

As a result of these factors, there is substantial doubt about the ability of the Company to continue as a going concern for one year from the date the financial statements are issued. The Company’s continuance is dependent on raising capital and generating revenues sufficient to sustain operations. The Company believes that the necessary capital will be raised and has entered discussions to do so with certain individuals and companies. However, as of the date of these consolidated financial statements, no formal agreement exists.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts classified as liabilities that might be necessary should the Company be forced to take any such actions.

PPP Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or "PPP", established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration. On April 25, 2020, the Company entered an unsecured Promissory Note (the “Note”) with Bank of America for a loan in the original principal amount of approximately $460,000, and the Company received the full amount of the loan proceeds on May 4, 2020. The current balance is $460,406 and the Company is currently in discussions for a) a partial forgiveness and b) the conversion of any remaining balance into a term note.

COVID -19 Impact

The Company has had some impact on its operations because of the effects of the COVID-19 pandemic, primarily with accessibility to staffing, consultants and in the capital markets, and it is adjusting as needed within its available resources. The Company will continue to assess the effect of the pandemic on its operations. The extent to which the COVID-19 pandemic will continue to impact the Company’s business and operations will depend on future developments that are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, the duration and effect of possible business disruptions and the short-term effects and ultimate effectiveness of the travel restrictions, quarantines, social distancing requirements and business closures in the United States and other countries to contain and treat the disease. While the potential economic impact brought by, and the duration of, COVID-19 may be difficult to assess or predict, a widespread pandemic could result in significant disruption of global financial markets, reducing the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity. In addition, a recession or market correction resulting from the spread of COVID-19 could materially affect the Company’s business and the value of its securities.